Inventories - Summary of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Classes of current inventories [abstract]
Supplies and parts	$ 492	$ 1,714
Antibodies	0	194
Work in process	0	187
Inventories	$ 492	$ 2,095